Income Tax Benefit/(Expense) (Tables)	6 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Income tax benefit/(expense)
		Three Months Ended December 31,		Six Months Ended December 31,
	(in U.S. dollars, in thousands)	2019	2018	2019	2018
(a)	Income tax expense
	Current tax
	Current tax	—	—	—	—
	Total current tax expense	—	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(5,394)	(2,841)	(7,424)	(3,526)
	(Decrease)/increase in deferred tax liabilities	3,125	(24)	3,222	(49)
	Total deferred tax expense/(benefit)	(2,269)	(2,865)	(4,202)	(3,575)
	Income tax expense/(benefit)	(2,269)	(2,865)	(4,202)	(3,575)

Summary of Deferred Tax Assets Not Brought to Account
		As of	As of
	(in U.S. dollars, in thousands)	December 31, 2019	June 30, 2019
(b)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	51,243	51,807
	Other temporary differences
	Potential tax benefit at local tax rates	4,601	3,130
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220
		59,065	58,157